Intangible Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ 20,004	$ 15,498	$ 15,498	$ 13,262
Additions	3,874	3,998	7,650	5,230
Amortization expense	(3,154)	(1,905)	(3,935)	(2,146)	$ (1,109)
Foreign currency translation difference	182	308	791	(848)
Ending Balance	20,542	17,899	20,004	15,498	13,262
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	2,529	2,294	2,294	2,337
Additions	274	74	348	315
Amortization expense	(94)	(117)	(253)	(205)
Foreign currency translation difference	(32)	54	140	(153)
Ending Balance	2,677	2,305	2,529	2,294	2,337
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	11,600	6,874	6,874	3,266
Additions	3,600	3,924	7,248	4,915
Amortization expense	(2,612)	(1,356)	(2,784)	(1,098)
Foreign currency translation difference	(77)	102	262	(209)
Ending Balance	12,511	9,544	11,600	6,874	3,266
License [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	5,875	6,330	6,330	7,659
Additions			54
Amortization expense	(448)	(432)	(898)	(843)
Foreign currency translation difference	(73)	152	389	(486)
Ending Balance	$ 5,354	$ 6,050	$ 5,875	$ 6,330	$ 7,659